Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2024
Royalty, Stream and other Interests [Abstract]
Disclosure of detailed information about royalty interests [Table Text Block]
		Year ended December 31, 2024
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$

Balance - January 1	695,356	468,171	10,771	1,174,298
Additions	50,121	23,328	-	73,449
Depletion	(12,208)	(20,399)	-	(32,607)
Impairments	(49,558)	-	-	(49,558)
Foreign exchange revaluation impact	(46,298)	(5,429)	-	(51,727)

Balance - December 31	637,413	465,671	10,771	1,113,855

Producing
Cost	390,283	561,690	-	951,973
Accumulated depletion and impairments	(303,757)	(223,253)	-	(527,010)
Net book value - December 31	86,526	338,437	-	424,963

Development
Cost	352,216	160,017	20,842	533,075
Accumulated depletion and impairments	(68,832)	(58,531)	(20,842)	(148,205)
Net book value - December 31	283,384	101,486	-	384,870

Exploration and evaluation
Cost	274,874	26,271	10,771	311,916
Accumulated depletion and impairments	(7,371)	(523)	-	(7,894)
Net book value - December 31	267,503	25,748	10,771	304,022

Total net book value - December 31	637,413	465,671	10,771	1,113,855

		Year ended December 31, 2023
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	650,782	356,029	10,771	1,017,582
Additions	55,894	161,851	-	217,745
Depletion	(17,799)	(24,002)	-	(41,801)
Impairments	(6,761)	(28,950)	-	(35,711)
Foreign exchange revaluation impact	13,240	3,243	-	16,483

Balance - December 31	695,356	468,171	10,771	1,174,298

Producing
Cost	486,437	584,154	-	1,070,591
Accumulated depletion and impairments	(339,563)	(232,522)	-	(572,085)
Net book value - December 31	146,874	351,632	-	498,506

Development
Cost	307,823	141,789	24,545	474,157
Accumulated depletion and impairments	(645)	(40,406)	(20,842)	(61,893)
Net book value - December 31	307,178	101,383	3,703	412,264

Exploration and evaluation
Cost	248,914	15,679	7,068	271,661
Accumulated depletion and impairments	(7,610)	(523)	-	(8,133)
Net book value - December 31	241,304	15,156	7,068	263,528

Total net book value - December 31	695,356	468,171	10,771	1,174,298